FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
United States dollars [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ 124	$ 328
South africa rands [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	(1,998)	(1,502)
Japanese yen [Member]
Statement1 [Line Items]
Impact on profit or loss in foreign currency strengthen by 10%	$ 1	$ (621)